STOCK OPTIONS AND WARRANTS (Detail Textuals 5) (Warrants)	9 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants granted	6,363,674
Number of warrants exercisable	3,181,837
Number of warrants exercisable one	3,181,837
Exercise price of warrants	5.00	5.00
Exercise price of warrants one	10.00
Date of warrants expiry	Dec. 31, 2013
California
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercisable	58,450
Number of warrants exercisable one	29,225
Number of warrants exercisable two	29,225
Exercise price of warrants
Exercise price of warrants one	5.00
Exercise price of warrants two	10.00